15. STOCK OPTIONS AND WARRANTS (Details-Assumptions) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expected volatility	82.40%	81.05%
Expected remaining term	5 Years	5 Years
Risk-free interest rate	2.59%	1.50%
Expected dividend yield	0.00%	0.00%